Taxation	12 Months Ended
Dec. 31, 2021
Disclosure of income tax [text block] [Abstract]
Taxation

10. Taxation

Tax credit

	Year ended December 31 2021	Year ended December 31 2020	Year ended December 31 2019
	£’000	£’000	£’000
Current tax:
Adjustment in respect of prior years	190	—	—

Deferred tax:
Origination and reversal of timing differences	(7,409)	(969)	—
Adjustment in respect of prior years	191	—	—
Effect of tax rate change on opening balance	1,324	—	—
Tax credit	(5,704)	(969)	—

The tax credit for the year can be reconciled to the statement of profit and loss as follows:

	Year ended December 31 2021	Year ended December 31 2020	Year ended December 31 2019
	£’000	£’000	£’000
Loss before tax from continuing operations	(549,213)	(99,847)	(17,964)

Current corporation tax rate of 19%	(104,350)	(18,971)	(3,413)
Impact of difference in overseas tax rates	(3,146)	—	—
Expenses not deductible for tax purposes	55,356	1,238	64
Adjustment in respect of previous periods	381	—	—
Impact of rate change	1,402	—	—
Deferred tax asset not recognized	69,563	17,733	3,349
Utilization of deferred tax previously unrecognized	(23,862)	—	—
Difference between corporation tax and deferred tax rate	(423)	—	—
Benefit of tax incentives	(625)	—	—
Research and development claim – prior year	—	(969)	—
Tax credit	(5,704)	(969)	—

The tax credit for the year can be reconciled to the statement of profit and loss as per the above. The credit is lower than the current corporation tax rate of 19% largely due to the IFRS 2 expense on the Transaction which has been treated as non-deductible expenditure and the net deferred tax liability identified on fixed asset additions.

The tax credit is calculated on the basis of the tax laws enacted or substantively enacted at the balance sheet date in the countries where the Group operates and generates taxable income. Deferred taxation is determined using tax rates that are substantively enacted at the balance sheet date and are expected to apply when the asset is realized. Deferred tax assets are recognized to the extent it is probable that they will be recoverable against future taxable profits.

Deferred tax

£’000
Deferred tax assets
Share-based payments	10,822
IFRS conversion	67
Short-term timing differences	119
Losses	2,081
Total deferred tax assets recognized	13,089

Deferred tax liabilities
Fixed asset temporary differences	(5,280)
Intangible asset differences	(6,632)
IFRS conversion / capital gains	(1,263)
Total deferred tax liabilities	(13,175)

Deferred tax liabilities, net	(86)

Reconciliation of deferred tax liabilities, net

£’000
At January 1, 2021	—

Income tax recognized in the income statement	6,084
Prior year adjustments	(191)
Business combinations	(13,404)
Equity	7,425

At December 31, 2021	(86)

At December 31, 2020	—
At December 31, 2019	—

The Group has unutilized tax losses of £488.3 million (2020: £123.5 million, 2019: £18.5 million) which are available against future taxable profits for an indefinite period.